STATEMENT OF CASH FLOWS	8 Months Ended
Dec. 31, 2021 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (11,371)
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	6,000
Franchise tax payable	2,400
Net cash used in operating activities	(2,971)
CASH FLOWS FROM INVESTING ACTIVITIES
Payment of deferred offering costs	(98,116)
Net cash used in investing activities	(98,116)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock to Sponsor	25,000
Proceeds from note payable - related party	80,000
Net cash provided by financing activities	105,000
NET CHANGE IN CASH	3,913
CASH, END OF PERIOD	3,913
Supplemental disclosure of noncash activities:
Deferred offering costs included in accrued offering costs	$ 225,000